Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenue from contracts with customers	$ 6,321	$ 10,242	$ 12,365
Cost of sales	(4,613)	(7,101)	(8,595)
Gross profit	1,708	3,141	3,770
Selling, general and administrative expenses	(2,477)	(3,618)	(3,203)
Impairment of property, plant and equipment	(335)
Impairment of operating lease right of use assets	(527)
Operating income (loss)	(1,631)	(477)	567
Non-operating income:
Exchange (loss) gain, net	198	32	(24)
Interest income	248	87	11
Other income	30	38
Gain on disposal of property, plant and equipment	16	7	14
Total non-operating income	492	164	1
Income (loss) before income taxes	(1,139)	(313)	568
Income taxes (note 3)	161	20	(101)
Net income (loss)	(978)	(293)	467
Net (profit) loss attributable to non-controlling interests	19	(1)	(24)
Net income (loss) attributable to Highway Holdings Limited’s shareholders	$ (959)	$ (294)	$ 443
- basic (in Dollars per share)	$ (0.22)	$ (0.07)	$ 0.11
- diluted (in Dollars per share)	$ (0.22)	$ (0.07)	$ 0.11
- basic (in Shares)	4,373,236	4,070,524	4,033,346
- diluted (in Shares)	4,373,236	4,070,524	4,187,731